Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2022	2021
Software	$43,254	$46,814
Trademark	6,569	-
Less: accumulated amortization	(43,254)	(46,814)
Intangible asset, net	$6,569	$-

Amortization expenses were nil, $2,645 and $21,605 for the years ended December 31, 2022, 2021 and 2020, respectively.